Amounts receivable - Amounts receivable summary (Details) - CAD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Trade receivables	$ 153,461	$ 131,983
Goods and services tax recoverable, net	1,203	1,411
Federal and provincial film tax credits and other government assistance	96,874	111,639
Short-term amounts receivable	251,538	245,033
Long-term amounts receivable	18,789	26,502
Total amounts receivable	270,327	271,535
Trade receivables
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Trade receivables	163,203	136,755
Less: Provision for impairment of trade receivables
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Trade receivables	$ (9,742)	$ (4,772)